Condensed Consolidating Financial Information - Statement of Operations and Comprehensive Income Information (Detail) - USD ($) $ in Thousands	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Rental revenue	$ 163,178		$ 154,809									$ 489,532	$ 256,062	$ 419,239	$ 0	$ 0
Tenant reimbursements and other	19,620		17,690									61,621	27,340	48,309	0	0
Revenues, net	182,798	$ 184,146	172,499	$ 110,903	$ 0	$ 0	$ 0	$ 0	$ 0			551,153	283,402	467,548	0	0
Expenses
Depreciation	68,662		54,260									190,573	158,860	220,667	196,816	186,262
Property transactions, net	1,662		1,442									19,104	2,651	4,684	6,665	0
Property taxes	18,983		17,690									60,112	44,231	65,120	48,122	48,346
Property insurance	0		0									0	2,943	2,943	10,351	11,634
Amortization of above market lease, net	172		114									515	114	286	0	0
Acquisition-related expenses	1,059		9,500									1,059	10,099	10,178	0	0
General and administrative	2,882		2,701									8,223	6,490	9,896	0	0
Expenses, net	93,420		85,707									279,586	225,388	313,774	261,954	246,242
Operating income	89,378	95,759	86,792	39,193	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)			271,567	58,014	153,774	(261,954)	(246,242)
Equity in earnings of subsidiaries	0		0									0	0
Non-operating income (expense)
Interest income	1,480		0									3,039	0	774	0	0
Interest expense	(45,544)		(42,839)									(134,998)	(72,314)	(116,212)	0	0
Other non-operating	(126)		(367)									(1,438)	(439)	(726)	0	0
Non-operating income (expense)	(44,190)		(43,206)									(133,397)	(72,753)	(116,164)	0	0
Income (loss) before income taxes	45,188		43,586									138,170	(14,739)	37,610	(261,954)	(246,242)
Provision for income taxes	(1,488)		(915)									(3,903)	(915)	(2,264)	0	0
Net income (loss)	43,700	50,999	42,671	9,646	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)	$ (84,383)	$ 119,729	134,267	(15,654)	35,346	(261,954)	(246,242)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	1,754		0									(2,992)	0	1,879	0	0
Comprehensive income (loss)	45,454		42,671									131,275	(15,654)	37,225	(261,954)	(246,242)
Eliminations
Revenues
Rental revenue	0		0									0	0	0
Tenant reimbursements and other	0		0									0	0	0
Revenues, net	0		0									0	0	0
Expenses
Depreciation	0		0									0	0	0
Property transactions, net	0		0									0	0	0
Property taxes	0		0									0	0	0
Property insurance			0										0	0
Amortization of above market lease, net	0		0									0	0	0
Acquisition-related expenses	0		0									0	0	0
General and administrative	0		0									0	0	0
Expenses, net	0		0									0	0	0
Operating income	0		0									0	0	0
Equity in earnings of subsidiaries	(91,831)		(98,078)									(276,946)	(73,688)	(171,584)
Non-operating income (expense)
Interest income	0											0		0
Interest expense	0		0									0	0	0
Other non-operating	0		0									0	0	0
Non-operating income (expense)	0		0									0	0	0
Income (loss) before income taxes	(91,831)		(98,078)									(276,946)	(73,688)	(171,584)
Provision for income taxes	0		0									0	0	0
Net income (loss)	(91,831)		(98,078)									(276,946)	(73,688)	(171,584)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	0		0									0	0	0
Comprehensive income (loss)	(91,831)		(98,078)									(276,946)	(73,688)	(171,584)
Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Rental revenue	163,178		154,809									489,532	256,062	419,239
Tenant reimbursements and other	19,620		17,690									61,621	27,340	48,309
Revenues, net	182,798		172,499									551,153	283,402	467,548
Expenses
Depreciation	68,662		54,260									190,573	158,860	220,667
Property transactions, net	1,662		1,442									19,104	2,651	4,684
Property taxes	18,983		17,690									60,112	44,231	65,120
Property insurance			0										2,943	2,943
Amortization of above market lease, net	172		114									515	114	286
Acquisition-related expenses	0		0									0	0	0
General and administrative	0		0									0	0	0
Expenses, net	89,479		73,506									270,304	208,799	293,700
Operating income	93,319		98,993									280,849	74,603	173,848
Equity in earnings of subsidiaries	0		0									0	0	0
Non-operating income (expense)
Interest income	0											0		0
Interest expense	0		0									0	0	0
Other non-operating	0		0									0	0	0
Non-operating income (expense)	0		0									0	0	0
Income (loss) before income taxes	93,319		98,993									280,849	74,603	173,848
Provision for income taxes	(1,488)		(915)									(3,903)	(915)	(2,264)
Net income (loss)	91,831		98,078									276,946	73,688	171,584
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	0		0									0	0	0
Comprehensive income (loss)	91,831		98,078									276,946	73,688	171,584
MGP Operating Partnership
Revenues
Rental revenue	163,178		154,809									489,532	256,062	419,239	0	0
Tenant reimbursements and other	19,620		17,690									61,621	27,340	48,309	0	0
Revenues, net	182,798	184,146	172,499	110,903	0	0	0	0	0			551,153	283,402	467,548	0	0
Expenses
Depreciation	68,662		54,260									190,573	158,860	220,667	196,816	186,262
Property transactions, net	1,662		1,442									19,104	2,651	4,684	6,665	0
Property taxes	18,983		17,690									60,112	44,231	65,120	48,122	48,346
Property insurance	0		0									0	2,943	2,943	10,351	11,634
Amortization of above market lease, net	172		114									515	114	286	0	0
Acquisition-related expenses	1,059		9,500									1,059	10,099	10,178	0	0
General and administrative	2,882		2,701									8,223	6,490	9,896	0	0
Expenses, net	93,420		85,707									279,586	225,388	313,774	261,954	246,242
Operating income	89,378	95,759	86,792	39,193	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)			271,567	58,014	153,774	(261,954)	(246,242)
Non-operating income (expense)
Interest income	1,480		0									3,039	0	774	0	0
Interest expense	(45,544)		(42,839)									(134,998)	(72,314)	(116,212)	0	0
Other non-operating	(126)		(367)									(1,438)	(439)	(726)	0	0
Non-operating income (expense)	(44,190)		(43,206)									(133,397)	(72,753)	(116,164)	0	0
Income (loss) before income taxes	45,188		43,586									138,170	(14,739)	37,610	(261,954)	(246,242)
Provision for income taxes	(1,488)		(915)									(3,903)	(915)	(2,264)	0	0
Net income (loss)	43,700	$ 50,999	42,671	$ 9,646	$ (67,970)	$ (70,888)	$ (68,775)	$ (61,538)	$ (60,753)	$ (84,383)	$ 119,729	134,267	(15,654)	35,346	(261,954)	(246,242)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	1,754		0									(2,992)	0	1,879	0	0
Comprehensive income (loss)	45,454		42,671									131,275	(15,654)	37,225	$ (261,954)	$ (246,242)
MGP Operating Partnership | Reportable Legal Entities
Revenues
Rental revenue	0		0									0	0	0
Tenant reimbursements and other	0		0									0	0	0
Revenues, net	0		0									0	0	0
Expenses
Depreciation	0		0									0	0	0
Property transactions, net	0		0									0	0	0
Property taxes	0		0									0	0	0
Property insurance			0										0	0
Amortization of above market lease, net	0		0									0	0	0
Acquisition-related expenses	1,059		9,500									1,059	10,099	10,178
General and administrative	2,882		2,701									8,223	6,490	9,896
Expenses, net	3,941		12,201									9,282	16,589	20,074
Operating income	(3,941)		(12,201)									(9,282)	(16,589)	(20,074)
Equity in earnings of subsidiaries	91,831		98,078									276,946	73,688	171,584
Non-operating income (expense)
Interest income	1,480											3,039		774
Interest expense	(45,544)		(42,839)									(134,998)	(72,314)	(116,212)
Other non-operating	(126)		(367)									(1,438)	(439)	(726)
Non-operating income (expense)	(44,190)		(43,206)									(133,397)	(72,753)	(116,164)
Income (loss) before income taxes	43,700		42,671									134,267	(15,654)	35,346
Provision for income taxes	0		0									0	0	0
Net income (loss)	43,700		42,671									134,267	(15,654)	35,346
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	1,754		0									(2,992)	0	1,879
Comprehensive income (loss)	45,454		42,671									131,275	(15,654)	37,225
Co-Issuer | Reportable Legal Entities
Revenues
Rental revenue	0		0									0	0	0
Tenant reimbursements and other	0		0									0	0	0
Revenues, net	0		0									0	0	0
Expenses
Depreciation	0		0									0	0	0
Property transactions, net	0		0									0	0	0
Property taxes	0		0									0	0	0
Property insurance			0										0	0
Amortization of above market lease, net	0		0									0	0	0
Acquisition-related expenses	0		0									0	0	0
General and administrative	0		0									0	0	0
Expenses, net	0		0									0	0	0
Operating income	0		0									0	0	0
Equity in earnings of subsidiaries	0		0									0	0	0
Non-operating income (expense)
Interest income	0											0		0
Interest expense	0		0									0	0	0
Other non-operating	0		0									0	0	0
Non-operating income (expense)	0		0									0	0	0
Income (loss) before income taxes	0		0									0	0	0
Provision for income taxes	0		0									0	0	0
Net income (loss)	0		0									0	0	0
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	0		0									0	0	0
Comprehensive income (loss)	$ 0		$ 0									$ 0	$ 0	$ 0